Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Raw materials	$4,095,069	$4,058,576
Finished goods	497,010	54,573
Goods shipped in transit	595,723	—
Work in progress	112,656	379,893
Total inventories	$5,300,458	$4,493,042

For the years ended December 31, 2024 and 2023, the Company recorded no impairment provision of inventories for lower of cost or net realizable value, respectively.